Loans and Allowance for Loan Losses - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Variable rate loans	$ 771,739,000	$ 753,501,000	$ 771,739,000	$ 753,501,000
Fixed rate loans	435,463,000	414,107,000	435,463,000	414,107,000
Prevailing interest rate loans	10,821,000	9,309,000	10,821,000	9,309,000	9,872,000
Fees paid to director			237,000	364,000	198,000
Nonaccrual loans interest lost			296,000	775,000
Troubled debt restructurings subsequently default within twelve months	0	0
Loans in secondary market	109,131,000	135,107,000	109,131,000	135,107,000	111,040,000
Gain on sale of loans in secondary market			3,298,000	3,602,000	2,069,000
Loans sold with recourse	111,914,000	131,322,000	111,914,000	131,322,000
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Potential problem loans	$ 38,000,000	$ 49,400,000	$ 38,000,000	$ 49,400,000